INTANGIBLE ASSETS AND GOODWILL (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	$ 663,272,878	$ 680,996,062	$ 665,666,655
Gross carrying amount
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	684,517,558	700,397,809
Cumulative amortization
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	(21,244,680)	(19,401,747)
Distribution rights
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	656,294,617	674,920,063	658,625,624
Distribution rights | Gross carrying amount
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	656,411,004	674,920,063
Distribution rights | Cumulative amortization
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	(116,387)
Software
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	6,507,343	5,605,081	6,564,388
Software | Gross carrying amount
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	27,595,084	24,954,998
Software | Cumulative amortization
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	(21,087,741)	(19,349,917)
Water rights
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	470,918	470,918	$ 476,643
Water rights | Gross carrying amount
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	511,470	522,748
Water rights | Cumulative amortization
INTANGIBLE ASSETS AND GOODWILL
Intangible assets other than goodwill	$ (40,552)	$ (51,830)